Balance Sheets (USD $)	Dec. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
ASSETS
Cash	$ 1,497	$ 0	$ 629,857
Prepaids and deposit	5,966	9,020	17,753
TOTAL CURRENT ASSETS	7,463	9,020	647,610
LONG TERM ASSETS
Mineral property	2,670,500	2,670,500	2,670,500
Reclamation bond	125,108	125,108	92,876
Equipment - net	2,164	1,978	3,218
Website - net	14,128	16,562	26,297
TOTAL LONG TERM ASSETS	2,811,900	2,814,148	2,792,891
TOTAL ASSETS	2,819,363	2,823,168	3,440,501
LIABILITIES AND STOCKHOLDERS' EQUITY
Bank overdraft	0	423	0
Accounts payable and accrued liabilities	247,809	248,957	241,637
Promissory notes, current portion	2,200,000	1,600,000	431,250
TOTAL CURRENT LIABILITIES	2,447,809	1,849,380	672,887
LONG TERM LIABILITIES
Promissory notes, net of current portion, net of debt discount of $148,037 ($217,998 - September 30, 2012 and $777,442 - September 30, 2011)	551,963	1,082,002	1,691,308
TOTAL LONG TERM LIABILITIES	551,963	1,082,002	1,691,308
TOTAL LIABILITIES	2,995,312	2,931,382	2,364,195
STOCKHOLDERS' EQUITY
Capital stock Authorized 500,000,000 shares of common stock, $0.001 par value, Issued and outstanding 102,512,909 shares of common stock (101,247,086 September 30, 2012 and 92,952,085 September 30, 2011)	102,513	101,247	92,951
Additional paid in capital	4,447,978	4,349,244	2,957,037
Stock payable	44,333	18,333	867,500
Accumulated deficit during exploration stage	(4,775,233)	(4,577,038)	(2,841,182)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	(180,409)	(108,214)	1,076,306
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,819,363	$ 2,823,168	$ 3,440,501